                        VAN KAMPEN LIFE INVESTMENT TRUST
                            ON BEHALF OF ITS SERIES
                               COMSTOCK PORTFOLIO
                                 CLASS I SHARES
                    SUPPLEMENT DATED JANUARY 8, 2001 TO THE
                        PROSPECTUS DATED APRIL 28, 2000,
                       SUPERSEDING ALL PRIOR SUPPLEMENTS

    The Prospectus is hereby supplemented as follows:

    (1) The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES AND OFFICERS-TRUSTEES" is hereby amended by deleting Fernando Sisto, effective December 31, 2000.

    (2) The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES AND OFFICERS-OFFICERS" is hereby amended by deleting all information pertaining to Peter W. Hegel, effective May 31, 2000, and by adding John R. Reynoldson, Vice President and Richard A. Ciccarone, Vice President, effective June 7, 2000.

    (3) The information on the inside back cover of the Prospectus under the heading "FOR MORE INFORMATION-INDEPENDENT ACCOUNTANTS" is hereby deleted and replaced with the following:

                           Independent Auditors
                           ERNST & YOUNG LLP
                           233 South Wacker Drive
                           Chicago, Illinois 60606

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
                                                                      MF SPT MAY
                                                                           65176

                        VAN KAMPEN LIFE INVESTMENT TRUST
                            ON BEHALF OF ITS SERIES
                              ENTERPRISE PORTFOLIO
                                 CLASS I SHARES
                    SUPPLEMENT DATED JANUARY 8, 2001 TO THE
                        PROSPECTUS DATED APRIL 28, 2000,
                       SUPERSEDING ALL PRIOR SUPPLEMENTS

    The Prospectus is hereby supplemented as follows:

    (1) The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES AND OFFICERS-TRUSTEES" is hereby amended by deleting Fernando Sisto, effective December 31, 2000.

    (2) The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES AND OFFICERS-OFFICERS" is hereby amended by deleting all information pertaining to Peter W. Hegel, effective May 31, 2000, and by adding John R. Reynoldson, Vice President and Richard A. Ciccarone, Vice President, effective June 7, 2000.

    (3) The information on the inside back cover of the Prospectus under the heading "FOR MORE INFORMATION-INDEPENDENT ACCOUNTANTS" is hereby deleted and replaced with the following:

                           Independent Auditors
                           ERNST & YOUNG LLP
                           233 South Wacker Drive
                           Chicago, Illinois 60606

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
                                                                      MF SPT MAY
                                                                           65176

                        VAN KAMPEN LIFE INVESTMENT TRUST
                            ON BEHALF OF ITS SERIES
                            GLOBAL EQUITY PORTFOLIO
                                 CLASS I SHARES
                    SUPPLEMENT DATED JANUARY 8, 2001 TO THE
                        PROSPECTUS DATED APRIL 28, 2000,
                       SUPERSEDING ALL PRIOR SUPPLEMENTS

    The Prospectus is hereby supplemented as follows:

    (1) The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES AND OFFICERS-TRUSTEES" is hereby amended by deleting Fernando Sisto, effective December 31, 2000.

    (2) The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES AND OFFICERS-OFFICERS" is hereby amended by deleting all information pertaining to Peter W. Hegel, effective May 31, 2000, and by adding John R. Reynoldson, Vice President and Richard A. Ciccarone, Vice President, effective June 7, 2000.

    (3) The information on the inside back cover of the Prospectus under the heading "FOR MORE INFORMATION-INDEPENDENT ACCOUNTANTS" is hereby deleted and replaced with the following:

                           Independent Auditors
                           ERNST & YOUNG LLP
                           233 South Wacker Drive
                           Chicago, Illinois 60606

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
                                                                      MF SPT MAY
                                                                           65176

                        VAN KAMPEN LIFE INVESTMENT TRUST
                            ON BEHALF OF ITS SERIES
                             MONEY MARKET PORTFOLIO
                                 CLASS I SHARES
                    SUPPLEMENT DATED JANUARY 8, 2001 TO THE
                        PROSPECTUS DATED APRIL 28, 2000,
                       SUPERSEDING ALL PRIOR SUPPLEMENTS

    The Prospectus is hereby supplemented as follows:

    (1) The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES AND OFFICERS-TRUSTEES" is hereby amended by deleting Fernando Sisto, effective December 31, 2000.

    (2) The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES AND OFFICERS-OFFICERS" is hereby amended by deleting all information pertaining to Peter W. Hegel, effective May 31, 2000, and by adding John R. Reynoldson, Vice President and Richard A. Ciccarone, Vice President, effective June 7, 2000.

    (3) The information on the inside back cover of the Prospectus under the heading "FOR MORE INFORMATION-INDEPENDENT ACCOUNTANTS" is hereby deleted and replaced with the following:

                           Independent Auditors
                           ERNST & YOUNG LLP
                           233 South Wacker Drive
                           Chicago, Illinois 60606

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
                                                                      MF SPT MAY
                                                                           65176

                        VAN KAMPEN LIFE INVESTMENT TRUST
                            ON BEHALF OF ITS SERIES
                           STRATEGIC STOCK PORTFOLIO
                                 CLASS I SHARES
                    SUPPLEMENT DATED JANUARY 8, 2001 TO THE
                        PROSPECTUS DATED APRIL 28, 2000,
                       SUPERSEDING ALL PRIOR SUPPLEMENTS

    The Prospectus is hereby supplemented as follows:

    (1) The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES AND OFFICERS-TRUSTEES" is hereby amended by deleting Fernando Sisto, effective December 31, 2000.

    (2) The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES AND OFFICERS-OFFICERS" is hereby amended by deleting all information pertaining to Peter W. Hegel, effective May 31, 2000, and by adding John R. Reynoldson, Vice President and Richard A. Ciccarone, Vice President, effective June 7, 2000.

    (3) The information on the inside back cover of the Prospectus under the heading "FOR MORE INFORMATION-INDEPENDENT ACCOUNTANTS" is hereby deleted and replaced with the following:

                           Independent Auditors
                           ERNST & YOUNG LLP
                           233 South Wacker Drive
                           Chicago, Illinois 60606

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
                                                                      MF SPT MAY
                                                                           65176

                        VAN KAMPEN LIFE INVESTMENT TRUST
                            ON BEHALF OF ITS SERIES
                          GROWTH AND INCOME PORTFOLIO
                                 CLASS I SHARES

                    SUPPLEMENT DATED JANUARY 8, 2001 TO THE
                        PROSPECTUS DATED APRIL 28, 2000,
                       SUPERSEDING ALL PRIOR SUPPLEMENTS

    The Prospectus is hereby supplemented as follows:

    (1) The section of the Prospectus entitled "INVESTMENT ADVISORY SERVICES -- PORTFOLIO MANAGEMENT" is hereby deleted and replaced with the following:

    PORTFOLIO MANAGEMENT. The Growth and Income Portfolio is managed by a team of portfolio managers, James A. Gilligan, Senior Portfolio Manager, Scott Carroll, Portfolio Manager and James O. Roader, Portfolio Manager. Mr. Gilligan has been primarily responsible for managing the Portfolio's investments since the Portfolio's inception. Mr. Gilligan has been a Senior Vice President and a Portfolio Manager of the Adviser since September 1995 and of Advisory Corp. since June 1995. Prior to September 1995, Mr. Gilligan was a Vice President and Portfolio Manager of the Adviser.

    Mr. Carroll has been a Portfolio Manager of the Portfolio since July 1997 and a Vice President of the Adviser and Advisory Corp. since February 1999. He has been employed by the Adviser and Advisory since December 1996. Prior to December 1996, Mr. Carroll was an Equity Analyst for 3 years with Lincoln Capital Management Company.

    Mr. Roader has been a Portfolio Manager of the Portfolio and a Vice President of the Adviser and Advisory Corp. since May 1999. Prior to that time, Mr. Roader was an analyst for 3 years with Midwest Research and prior to that, an analyst for approximately 2 years with Duff & Phelps Equity Research.

    (2) The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES AND OFFICERS -- TRUSTEES" is hereby amended by deleting Fernando Sisto, effective December 31, 2000.

    (3) The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES AND OFFICERS -- OFFICERS" is hereby amended by deleting all information pertaining to Peter W. Hegel, effective May 31, 2000, and by adding John R. Reynoldson, Vice President and Richard A. Ciccarone, Vice President, effective June 7, 2000.

    (4) The information on the inside back cover of the Prospectus under the heading "FOR MORE INFORMATION -- INDEPENDENT ACCOUNTANTS" is hereby deleted and replaced with the following:

                                       Independent Auditors
                                       ERNST & YOUNG LLP
                                       233 South Wacker Drive
                                       Chicago, Illinois 60606

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                    LIT SPT GINC

                        VAN KAMPEN LIFE INVESTMENT TRUST
                            ON BEHALF OF ITS SERIES
                              GOVERNMENT PORTFOLIO
                                 CLASS I SHARES
                    SUPPLEMENT DATED JANUARY 8, 2001 TO THE
                        PROSPECTUS DATED APRIL 28, 2000,
                       SUPERSEDING ALL PRIOR SUPPLEMENTS

    The Prospectus is hereby supplemented as follows:

    (1) The section entitled "INVESTMENT ADVISORY SERVICES -- PORTFOLIO MANAGEMENT" is hereby deleted in its entirety and replaced with the following:

    PORTFOLIO MANAGEMENT. Ted V. Mundy III is a Senior Vice President of the Adviser and Advisory Corp. since December 2000, and has been Vice President of Advisory Corp. since June 1995 and Vice President of the Adviser since September 1994. From September 1990 to June 1994, he was a portfolio manager with AMR Investment Services, Inc. Mr. Mundy has been primarily responsible for the day-to-day management of the Fund's investment portfolio since January 2001.

    (2) The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES AND OFFICERS -- TRUSTEES" is hereby amended by deleting Fernando Sisto, effective December 31, 2000.

    (3) The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES AND OFFICERS -- OFFICERS" is hereby amended by deleting all information pertaining to Peter W. Hegel, effective May 31, 2000, and by adding John R. Reynoldson, Vice President and Richard A. Ciccarone, Vice President, effective June 7, 2000.

    (4) The information on the inside back cover of the Prospectus under the heading "FOR MORE INFORMATION -- INDEPENDENT ACCOUNTANTS" is hereby deleted and replaced with the following:

                           Independent Auditors
                           ERNST & YOUNG LLP
                           233 South Wacker Drive
                           Chicago, Illinois 60606

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
                                                                      MF SPT MAY

                        VAN KAMPEN LIFE INVESTMENT TRUST
                            ON BEHALF OF ITS SERIES
                           ASSET ALLOCATION PORTFOLIO
                                 CLASS I SHARES
                    SUPPLEMENT DATED JANUARY 8, 2001 TO THE
                        PROSPECTUS DATED APRIL 28, 2000,
                       SUPERSEDING ALL PRIOR SUPPLEMENTS

    The Prospectus is hereby supplemented as follows:

    (1) The section entitled "INVESTMENT ADVISORY SERVICES -- PORTFOLIO MANAGEMENT is hereby deleted in its entirety and replaced with the following:

        PORTFOLIO MANAGEMENT. The Asset Allocation Portfolio is managed by a group of Portfolio Managers headed by John Cunniff, Senior Portfolio Manager. Mr. Cunniff and Raj Wagle are responsible for allocating the Portfolio's assets between the equity and fixed-income categories. Mr. Cunniff is responsible for the day-to-day management of the Portfolio's equity investments. Mr. Cunniff has been a Vice President and Director of Equity Research of the Adviser since October 1995. Prior to October 1995, he was a Portfolio Manager for 3 years with Templeton Quantitative Advisors, a subsidiary of the Franklin Group. Mr. Cunniff has been affiliated with the Portfolio since March 1996.

        Mr. Wagle has been affiliated with the Portfolio since April 1999. Mr. Wagle has been Portfolio Manager of the Adviser since April 1999 and a Quantitative Equity Analyst of the Adviser since February 1998. Prior to November 1997, he was an Equity Analyst with Aeltus Investment Management. Prior to December 1995, he was with Oppenheimer & Company for three years. He was an Equity Analyst for two years and spent his first year as a Research Associate.

        Kelly Gilbert is responsible for the day-to-day management of the Portfolio's fixed-income investments. Ms. Gilbert has been affiliated with the Portfolio since June 1999. Ms. Gilbert joined the Adviser and Advisory Corp. in September 1995 and became an Assistant Vice President of the Adviser and Advisory Corp. in December 1997. Ms. Gilbert has been a Vice President of the Adviser and Advisory Corp. since February 1999. Prior to September 1995, Ms. Gilbert was a corporate bond trader for two years at ABN AMRO, N.A., a foreign owned bank.

    (2) The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES AND OFFICERS-TRUSTEES" is hereby amended by deleting Fernando Sisto, effective December 31, 2000.

    (3) The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES AND OFFICERS-OFFICERS" is hereby amended by deleting all information pertaining to Peter W. Hegel, effective May 31, 2000, and by adding John R. Reynoldson, Vice President and Richard A. Ciccarone, Vice President, effective June 7, 2000.

    (4) The information on the inside back cover of the Prospectus under the heading "FOR MORE INFORMATION-INDEPENDENT ACCOUNTANTS" is hereby deleted and replaced with the following:

                           Independent Auditors
                           ERNST & YOUNG LLP
                           233 South Wacker Drive
                           Chicago, Illinois 60606

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                    LIT SPT AALL

                        VAN KAMPEN LIFE INVESTMENT TRUST
                            ON BEHALF OF ITS SERIES
                           DOMESTIC INCOME PORTFOLIO
                                 CLASS I SHARES

                    SUPPLEMENT DATED JANUARY 8, 2001 TO THE
                        PROSPECTUS DATED APRIL 28, 2000,
                       SUPERSEDING ALL PRIOR SUPPLEMENTS

    The Prospectus is hereby supplemented as follows:

    (1) The section entitled "INVESTMENT ADVISORY SERVICES-PORTFOLIO MANAGEMENT" is hereby deleted in its entirety and replaced with the following:

    PORTFOLIO MANAGEMENT. The Domestic Income Portfolio is managed by Kelly Gilbert, a Vice President of the Adviser and Advisory Corp. since February 1999. Ms. Gilbert joined the Adviser and Advisory Corp. in September 1995 and became an Assistant Vice President of the Adviser and Advisory Corp. in December 1997. Prior to September 1995, Ms. Gilbert was a corporate bond trader for 2 years at ABN AMRO, N.A., a foreign owned bank. Ms. Gilbert has been affiliated with the Portfolio since June 1999.

    (2) The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES AND OFFICERS-TRUSTEES" is hereby amended by deleting Fernando Sisto, effective December 31, 2000.

    (3) The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES AND OFFICERS-OFFICERS" is hereby amended by deleting all information pertaining to Peter W. Hegel, effective May 31, 2000, and by adding John R. Reynoldson, Vice President and Richard A. Ciccarone, Vice President, effective June 7, 2000.

    (4) The information on the inside back cover of the Prospectus under the heading "FOR MORE INFORMATION-INDEPENDENT ACCOUNTANTS" is hereby deleted and replaced with the following:

                           Independent Auditors
                           ERNST & YOUNG LLP
                           233 South Wacker Drive
                           Chicago, Illinois 60606

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                      LIT SPT DI

                        VAN KAMPEN LIFE INVESTMENT TRUST
                            ON BEHALF OF ITS SERIES
                           EMERGING GROWTH PORTFOLIO
                                 CLASS I SHARES

                    SUPPLEMENT DATED JANUARY 8, 2001 TO THE
                        PROSPECTUS DATED APRIL 28, 2000,
                       SUPERSEDING ALL PRIOR SUPPLEMENTS

    The Prospectus is hereby supplemented as follows:

    (1) The section entitled "INVESTMENT ADVISORY SERVICES-PORTFOLIO MANAGEMENT" is hereby deleted in its entirety and replaced with the following:

    PORTFOLIO MANAGEMENT. The Emerging Growth Portfolio is managed by a team of portfolio managers. Senior Portfolio Manager Gary M. Lewis is the lead manager of the Portfolio. Mr. Lewis has been a Senior Vice President of the Adviser and Advisory Corp. since September 1995. Mr. Lewis became a Vice President and Portfolio Manager of the Adviser in June 1991. Mr. Lewis has been employed by the Adviser since September 1986. He has been affiliated with the Portfolio since its inception.

    Senior Portfolio Managers Dudley Brickhouse, Janet Luby and David Walker and Portfolio Manager Matthew Hart are responsible as co-managers for the day-to-day management of the Portfolio's investment portfolio.

    Mr. Brickhouse has been a Senior Portfolio Manager since April 2000, and a Portfolio Manager and Vice President of the Adviser and Advisory Corp. since December 1998. Mr. Brickhouse became an Associate Portfolio Manager of the Adviser and Advisory Corp. in September 1997. Prior to September 1997, Mr. Brickhouse was a Vice President and Portfolio Manager with NationsBank, where he had worked since 1985. He has been affiliated with the Portfolio since September 1997.

    Mr. Hart has been a Portfolio Manager since January 1998, and a Vice President of the Adviser and Advisory Corp. since December 1998. Mr. Hart became an Associate Portfolio Manager of the Adviser and Advisory Corp. in August 1997. Prior to August 1997, Mr. Hart held various positions within the portfolio area of AIM Capital Management, Inc., where he had worked since June 1992. Mr. Hart's last position in the AIM portfolio area was as a convertible bonds analyst. He has been affiliated with the Portfolio since February 2000.

    Ms. Luby has been a Senior Portfolio Manager since April 2000, and a Portfolio Manager and Vice President of the Adviser and Advisory Corp. since December 1998. Ms. Luby became an Assistant Vice President of the Adviser and Advisory Corp. in December 1997 and an Associate Portfolio Manager of the Adviser in July 1995. Prior to July 1995, Ms. Luby spent eight years at AIM Capital Management, Inc. where she worked five years in the accounting department and three years in the investment area. Her last position in the AIM investment area was as a senior securities analyst. Ms. Luby also has been the portfolio manager for various unit investment trusts managed by the Adviser or its affiliates since August 1999. She has been affiliated with the Portfolio since its inception.

    Mr. Walker has been a Senior Portfolio Manager since April 2000, and a Portfolio Manager and a Vice President of the Adviser and Advisory Corp. since December 1998. Mr. Walker became an Assistant Vice President of the Adviser and Advisory Corp. in June 1995. Prior to April 1996, Mr. Walker was a Quantitative Analyst of the Adviser and has worked for the Adviser since October 1990. Mr. Walker also has been the portfolio manager for various unit investment trusts managed by the Adviser or its affiliates since September 1997. Mr. Walker has been affiliated with the Portfolio since April 1996.
    (2) The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES AND OFFICERS-TRUSTEES" is hereby amended by deleting Fernando Sisto, effective December 31, 2000.

    (3) The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES AND OFFICERS-OFFICERS" is hereby amended by deleting all information pertaining to Peter W. Hegel, effective May 31, 2000, and by adding John R. Reynoldson, Vice President and Richard A. Ciccarone, Vice President, effective June 7, 2000.

    (4) The information on the inside back cover of the Prospectus under the heading "FOR MORE INFORMATION-INDEPENDENT ACCOUNTANTS" is hereby deleted and replaced with the following:

                           Independent Auditors
                           ERNST & YOUNG LLP
                           233 South Wacker Drive
                           Chicago, Illinois 60606

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                     LIT SPT EMG

                        VAN KAMPEN LIFE INVESTMENT TRUST
                            ON BEHALF OF ITS SERIES
                               COMSTOCK PORTFOLIO
                                CLASS II SHARES
                    SUPPLEMENT DATED JANUARY 8, 2001 TO THE
                        PROSPECTUS DATED APRIL 28, 2000,
                       SUPERSEDING ALL PRIOR SUPPLEMENTS

    The Prospectus is hereby supplemented as follows:

    (1) The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES AND OFFICERS-TRUSTEES" is hereby amended by deleting Fernando Sisto, effective December 31, 2000.

    (2) The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES AND OFFICERS-OFFICERS" is hereby amended by deleting all information pertaining to Peter W. Hegel, effective May 31, 2000, and by adding John R. Reynoldson, Vice President and Richard A. Ciccarone, Vice President; effective June 7, 2000.

    (3) The information on the inside back cover of the Prospectus under the heading "FOR MORE INFORMATION-INDEPENDENT ACCOUNTANTS" is hereby deleted and replaced with the following:

                           Independent Auditors
                           ERNST & YOUNG LLP
                           233 South Wacker Drive
                           Chicago, Illinois 60606

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
                                                                      MF SPT MAY
                                                                           65176

                        VAN KAMPEN LIFE INVESTMENT TRUST
                            ON BEHALF OF ITS SERIES
                              ENTERPRISE PORTFOLIO
                                CLASS II SHARES
                    SUPPLEMENT DATED JANUARY 8, 2001 TO THE
                        PROSPECTUS DATED APRIL 28, 2000,
                       SUPERSEDING ALL PRIOR SUPPLEMENTS

    The Prospectus is hereby supplemented as follows:

    (1) The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES AND OFFICERS-TRUSTEES" is hereby amended by deleting Fernando Sisto, effective December 31, 2000.

    (2) The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES AND OFFICERS-OFFICERS" is hereby amended by deleting all information pertaining to Peter W. Hegel, effective May 31, 2000, and by adding John R. Reynoldson, Vice President and Richard A. Ciccarone, Vice President, effective June 7, 2000.

    (3) The information on the inside back cover of the Prospectus under the heading "FOR MORE INFORMATION-INDEPENDENT ACCOUNTANTS" is hereby deleted and replaced with the following:

                           Independent Auditors
                           ERNST & YOUNG LLP
                           233 South Wacker Drive
                           Chicago, Illinois 60606

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
                                                                      MF SPT MAY
                                                                           65176

                        VAN KAMPEN LIFE INVESTMENT TRUST
                            ON BEHALF OF ITS SERIES
                            GLOBAL EQUITY PORTFOLIO
                                CLASS II SHARES
                    SUPPLEMENT DATED JANUARY 8, 2001 TO THE
                        PROSPECTUS DATED APRIL 28, 2000,
                       SUPERSEDING ALL PRIOR SUPPLEMENTS

    The Prospectus is hereby supplemented as follows:

    (1) The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES AND OFFICERS-TRUSTEES" is hereby amended by deleting Fernando Sisto, effective December 31, 2000.

    (2) The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES AND OFFICERS-OFFICERS" is hereby amended by deleting all information pertaining to Peter W. Hegel, effective May 31, 2000, and by adding John R. Reynoldson, Vice President and Richard A. Ciccarone, Vice President, effective June 7, 2000.

    (3) The information on the inside back cover of the Prospectus under the heading "FOR MORE INFORMATION-INDEPENDENT ACCOUNTANTS" is hereby deleted and replaced with the following:

                           Independent Auditors
                           ERNST & YOUNG LLP
                           233 South Wacker Drive
                           Chicago, Illinois 60606

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
                                                                      MF SPT MAY
                                                                           65176

                        VAN KAMPEN LIFE INVESTMENT TRUST
                            ON BEHALF OF ITS SERIES
                             MONEY MARKET PORTFOLIO
                                CLASS II SHARES
                    SUPPLEMENT DATED JANUARY 8, 2001 TO THE
                        PROSPECTUS DATED APRIL 28, 2000,
                       SUPERSEDING ALL PRIOR SUPPLEMENTS

    The Prospectus is hereby supplemented as follows:

    (1) The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES AND OFFICERS-TRUSTEES" is hereby amended by deleting Fernando Sisto, effective December 31, 2000.

    (2) The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES AND OFFICERS-OFFICERS" is hereby amended by deleting all information pertaining to Peter W. Hegel, effective May 31, 2000, and by adding John R. Reynoldson, Vice President and Richard A. Ciccarone, Vice President, effective June 7, 2000.

    (3) The information on the inside back cover of the Prospectus under the heading "FOR MORE INFORMATION-INDEPENDENT ACCOUNTANTS" is hereby deleted and replaced with the following:

                           Independent Auditors
                           ERNST & YOUNG LLP
                           233 South Wacker Drive
                           Chicago, Illinois 60606

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
                                                                      MF SPT MAY
                                                                           65176

                        VAN KAMPEN LIFE INVESTMENT TRUST
                            ON BEHALF OF ITS SERIES
                           STRATEGIC STOCK PORTFOLIO
                                CLASS II SHARES
                    SUPPLEMENT DATED JANUARY 8, 2001 TO THE
                        PROSPECTUS DATED APRIL 28, 2000,
                       SUPERSEDING ALL PRIOR SUPPLEMENTS

    The Prospectus is hereby supplemented as follows:

    (1) The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES AND OFFICERS-TRUSTEES" is hereby amended by deleting Fernando Sisto, effective December 31, 2000.

    (2) The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES AND OFFICERS-OFFICERS" is hereby amended by deleting all information pertaining to Peter W. Hegel, effective May 31, 2000, and by adding John R. Reynoldson, Vice President and Richard A. Ciccarone, Vice President effective June 7, 2000.

    (3) The information on the inside back cover of the Prospectus under the heading "FOR MORE INFORMATION-INDEPENDENT ACCOUNTANTS" is hereby deleted and replaced with the following:

                           Independent Auditors
                           ERNST & YOUNG LLP
                           233 South Wacker Drive
                           Chicago, Illinois 60606

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
                                                                      MF SPT MAY
                                                                           65176

                        VAN KAMPEN LIFE INVESTMENT TRUST
                            ON BEHALF OF ITS SERIES
                              GOVERNMENT PORTFOLIO
                                CLASS II SHARES
                    SUPPLEMENT DATED JANUARY 8, 2001 TO THE
                        PROSPECTUS DATED APRIL 28, 2000,
                       SUPERSEDING ALL PRIOR SUPPLEMENTS

    The Prospectus is hereby supplemented as follows:

    (1) The section entitled "INVESTMENT ADVISORY SERVICES -- PORTFOLIO MANAGEMENT" is hereby deleted in its entirety and replaced with the following:

    PORTFOLIO MANAGEMENT. Ted V. Mundy III is a Senior Vice President of the Adviser and Advisory Corp. since December 2000, and has been Vice President of Advisory Corp. since June 1995 and Vice President of the Adviser since September 1994. From September 1990 to June 1994, he was a portfolio manager with AMR Investment Services, Inc. Mr. Mundy has been primarily responsible for the day-to-day management of the Fund's investment portfolio since January 2001.

    (2) The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES AND OFFICERS -- TRUSTEES" is hereby amended by deleting Fernando Sisto, effective December 31, 2000.

    (3) The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES AND OFFICERS -- OFFICERS" is hereby amended by deleting all information pertaining to Peter W. Hegel, effective May 31, 2000, and by adding John R. Reynoldson, Vice President and Richard A. Ciccarone, Vice President, effective June 7, 2000.

    (4) The information on the inside back cover of the Prospectus under the heading "FOR MORE INFORMATION -- INDEPENDENT ACCOUNTANTS" is hereby deleted and replaced with the following:

                           Independent Auditors
                           ERNST & YOUNG LLP
                           233 South Wacker Drive
                           Chicago, Illinois 60606

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
                                                                      MF SPT MAY

                        VAN KAMPEN LIFE INVESTMENT TRUST
                            ON BEHALF OF ITS SERIES
                          GROWTH AND INCOME PORTFOLIO
                                CLASS II SHARES

                    SUPPLEMENT DATED JANUARY 8, 2001 TO THE
                        PROSPECTUS DATED APRIL 28, 2000,
                       SUPERSEDING ALL PRIOR SUPPLEMENTS

    The Prospectus is hereby supplemented as follows:

    (1) The section of the Prospectus entitled "INVESTMENT ADVISORY SERVICES -- PORTFOLIO MANAGEMENT" is hereby deleted and replaced with the following:

    PORTFOLIO MANAGEMENT. The Growth and Income Portfolio is managed by a team of portfolio managers, James A. Gilligan, Senior Portfolio Manager, Scott Carroll, Portfolio Manager and James O. Roader, Portfolio Manager. Mr. Gilligan has been primarily responsible for managing the Portfolio's investments since the Portfolio's inception. Mr. Gilligan has been a Senior Vice President and a Portfolio Manager of the Adviser since September 1995 and of Advisory Corp. since June 1995. Prior to September 1995, Mr. Gilligan was a Vice President and Portfolio Manager of the Adviser.

    Mr. Carroll has been a Portfolio Manager of the Portfolio since July 1997 and a Vice President of the Adviser and Advisory Corp. since February 1999. He has been employed by the Adviser and Advisory since December 1996. Prior to December 1996, Mr. Carroll was an Equity Analyst for 3 years with Lincoln Capital Management Company.

    Mr. Roader has been a Portfolio Manager of the Portfolio and a Vice President of the Adviser and Advisory Corp. since May 1999. Prior to that time, Mr. Roader was an analyst for 3 years with Midwest Research and prior to that, an analyst for approximately 2 years with Duff & Phelps Equity Research.

    (2) The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES AND OFFICERS -- TRUSTEES" is hereby amended by deleting Fernando Sisto, effective December 31, 2000.

    (3) The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES AND OFFICERS -- OFFICERS" is hereby amended by deleting all information pertaining to Peter W. Hegel, effective May 31, 2000, and by adding John R. Reynoldson, Vice President and Richard A. Ciccarone, Vice President, effective June 7, 2000.

    (4) The information on the inside back cover of the Prospectus under the heading "FOR MORE INFORMATION -- INDEPENDENT ACCOUNTANTS" is hereby deleted and replaced with the following:

                                       Independent Auditors
                                       ERNST & YOUNG LLP
                                       233 South Wacker Drive
                                       Chicago, Illinois 60606

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                    LIT SPT GINC

                        VAN KAMPEN LIFE INVESTMENT TRUST
                            ON BEHALF OF ITS SERIES
                           ASSET ALLOCATION PORTFOLIO
                                CLASS II SHARES
                    SUPPLEMENT DATED JANUARY 8, 2001 TO THE
                        PROSPECTUS DATED APRIL 28, 2000,
                       SUPERSEDING ALL PRIOR SUPPLEMENTS

    The Prospectus is hereby supplemented as follows:

    (1) The section entitled "INVESTMENT ADVISORY SERVICES -- PORTFOLIO MANAGEMENT is hereby deleted in its entirety and replaced with the following:

        PORTFOLIO MANAGEMENT. The Asset Allocation Portfolio is managed by a group of Portfolio Managers headed by John Cunniff, Senior Portfolio Manager. Mr. Cunniff and Raj Wagle are responsible for allocating the Portfolio's assets between the equity and fixed-income categories. Mr. Cunniff is responsible for the day-to-day management of the Portfolio's equity investments. Mr. Cunniff has been a Vice President and Director of Equity Research of the Adviser since October 1995. Prior to October 1995, he was a Portfolio Manager for 3 years with Templeton Quantitative Advisors, a subsidiary of the Franklin Group. Mr. Cunniff has been affiliated with the Portfolio since March 1996.

        Mr. Wagle has been affiliated with the Portfolio since April 1999. Mr. Wagle has been Portfolio Manager of the Adviser since April 1999 and a Quantitative Equity Analyst of the Adviser since February 1998. Prior to November 1997, he was an Equity Analyst with Aeltus Investment Management. Prior to December 1995, he was with Oppenheimer & Company for three years. He was an Equity Analyst for two years and spent his first year as a Research Associate.

        Kelly Gilbert is responsible for the day-to-day management of the Portfolio's fixed-income investments. Ms. Gilbert has been affiliated with the Portfolio since June 1999. Ms. Gilbert joined the Adviser and Advisory Corp. in September 1995 and became an Assistant Vice President of the Adviser and Advisory Corp. in December 1997. Ms. Gilbert has been a Vice President of the Adviser and Advisory Corp. since February 1999. Prior to September 1995, Ms. Gilbert was a corporate bond trader for two years at ABN AMRO, N.A., a foreign owned bank.

    (2) The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES AND OFFICERS-TRUSTEES" is hereby amended by deleting Fernando Sisto, effective December 31, 2000.

    (3) The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES AND OFFICERS-OFFICERS" is hereby amended by deleting all information pertaining to Peter W. Hegel, effective May 31, 2000, and by adding John R. Reynoldson, Vice President and Richard A. Ciccarone, Vice President, effective June 7, 2000.

    (4) The information on the inside back cover of the Prospectus under the heading "FOR MORE INFORMATION-INDEPENDENT ACCOUNTANTS" is hereby deleted and replaced with the following:

                           Independent Auditors
                           ERNST & YOUNG LLP
                           233 South Wacker Drive
                           Chicago, Illinois 60606

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                    LIT SPT AALL

                        VAN KAMPEN LIFE INVESTMENT TRUST
                            ON BEHALF OF ITS SERIES
                          AGGRESSIVE GROWTH PORTFOLIO
                                CLASS II SHARES

                    SUPPLEMENT DATED JANUARY 8, 2001 TO THE
                      PROSPECTUS DATED SEPTEMBER 13, 2000

    The Prospectus is hereby supplemented as follows:

    (1) The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES AND OFFICERS-TRUSTEES" is hereby amended by deleting Fernando Sisto, effective December 31, 2000.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                      LIT SPT DI

                        VAN KAMPEN LIFE INVESTMENT TRUST
                            ON BEHALF OF ITS SERIES
                           DOMESTIC INCOME PORTFOLIO
                                CLASS II SHARES

                    SUPPLEMENT DATED JANUARY 8, 2001 TO THE
                        PROSPECTUS DATED APRIL 28, 2000,
                       SUPERSEDING ALL PRIOR SUPPLEMENTS

    The Prospectus is hereby supplemented as follows:

    (1) The section entitled "INVESTMENT ADVISORY SERVICES-PORTFOLIO MANAGEMENT" is hereby deleted in its entirety and replaced with the following:

    PORTFOLIO MANAGEMENT. The Domestic Income Portfolio is managed by Kelly Gilbert, a Vice President of the Adviser and Advisory Corp. since February 1999. Ms. Gilbert joined the Adviser and Advisory Corp. in September 1995 and became an Assistant Vice President of the Adviser and Advisory Corp. in December 1997. Prior to September 1995, Ms. Gilbert was a corporate bond trader for 2 years at ABN AMRO, N.A., a foreign owned bank. Ms. Gilbert has been affiliated with the Portfolio since June 1999.

    (2) The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES AND OFFICERS-TRUSTEES" is hereby amended by deleting Fernando Sisto, effective December 31, 2000.

    (3) The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES AND OFFICERS-OFFICERS" is hereby amended by deleting all information pertaining to Peter W. Hegel, effective May 31, 2000, and by adding John R. Reynoldson, Vice President and Richard A. Ciccarone, Vice President, effective June 7, 2000.

    (4) The information on the inside back cover of the Prospectus under the heading "FOR MORE INFORMATION-INDEPENDENT ACCOUNTANTS" is hereby deleted and replaced with the following:

                           Independent Auditors
                           ERNST & YOUNG LLP
                           233 South Wacker Drive
                           Chicago, Illinois 60606

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                      LIT SPT DI

                        VAN KAMPEN LIFE INVESTMENT TRUST
                            ON BEHALF OF ITS SERIES
                           EMERGING GROWTH PORTFOLIO
                                CLASS II SHARES

                    SUPPLEMENT DATED JANUARY 8, 2001 TO THE
                        PROSPECTUS DATED APRIL 28, 2000,
                       SUPERSEDING ALL PRIOR SUPPLEMENTS

    The Prospectus is hereby supplemented as follows:

    (1) The section entitled "INVESTMENT ADVISORY SERVICES-PORTFOLIO MANAGEMENT" is hereby deleted in its entirety and replaced with the following:

    PORTFOLIO MANAGEMENT. The Emerging Growth Portfolio is managed by a team of portfolio managers. Senior Portfolio Manager Gary M. Lewis is the lead manager of the Portfolio. Mr. Lewis has been a Senior Vice President of the Adviser and Advisory Corp. since September 1995. Mr. Lewis became a Vice President and Portfolio Manager of the Adviser in June 1991. Mr. Lewis has been employed by the Adviser since September 1986. He has been affiliated with the Portfolio since its inception.

    Senior Portfolio Managers Dudley Brickhouse, Janet Luby and David Walker and Portfolio Manager Matthew Hart are responsible as co-managers for the day-to-day management of the Portfolio's investment portfolio.

    Mr. Brickhouse has been a Senior Portfolio Manager since April 2000, and a Portfolio Manager and Vice President of the Adviser and Advisory Corp. since December 1998. Mr. Brickhouse became an Associate Portfolio Manager of the Adviser and Advisory Corp. in September 1997. Prior to September 1997, Mr. Brickhouse was a Vice President and Portfolio Manager with NationsBank, where he had worked since 1985. He has been affiliated with the Portfolio since September 1997.

    Mr. Hart has been a Portfolio Manager since January 1998, and a Vice President of the Adviser and Advisory Corp. since December 1998. Mr. Hart became an Associate Portfolio Manager of the Adviser and Advisory Corp. in August 1997. Prior to August 1997, Mr. Hart held various positions within the portfolio area of AIM Capital Management, Inc., where he had worked since June 1992. Mr. Hart's last position in the AIM portfolio area was as a convertible bonds analyst. He has been affiliated with the Portfolio since February 2000.

    Ms. Luby has been a Senior Portfolio Manager since April 2000, and a Portfolio Manager and Vice President of the Adviser and Advisory Corp. since December 1998. Ms. Luby became an Assistant Vice President of the Adviser and Advisory Corp. in December 1997 and an Associate Portfolio Manager of the Adviser in July 1995. Prior to July 1995, Ms. Luby spent eight years at AIM Capital Management, Inc. where she worked five years in the accounting department and three years in the investment area. Her last position in the AIM investment area was as a senior securities analyst. Ms. Luby also has been the portfolio manager for various unit investment trusts managed by the Adviser or its affiliates since August 1999. She has been affiliated with the Portfolio since its inception.

    Mr. Walker has been a Senior Portfolio Manager since April 2000, and a Portfolio Manager and a Vice President of the Adviser and Advisory Corp. since December 1998. Mr. Walker became an Assistant Vice President of the Adviser and Advisory Corp. in June 1995. Prior to April 1996, Mr. Walker was a Quantitative Analyst of the Adviser and has worked for the Adviser since October 1990. Mr. Walker also has been the portfolio manager for various unit investment trusts managed by the Adviser or its affiliates since September 1997. Mr. Walker has been affiliated with the Portfolio since April 1996.
    (2) The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES AND OFFICERS-TRUSTEES" is hereby amended by deleting Fernando Sisto, effective December 31, 2000.

    (3) The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES AND OFFICERS-OFFICERS" is hereby amended by deleting all information pertaining to Peter W. Hegel, effective May 31, 2000, and by adding John R. Reynoldson, Vice President and Richard A. Ciccarone, Vice President, effective June 7, 2000.

    (4) The information on the inside back cover of the Prospectus under the heading "FOR MORE INFORMATION-INDEPENDENT ACCOUNTANTS" is hereby deleted and replaced with the following:

                           Independent Auditors
                           ERNST & YOUNG LLP
                           233 South Wacker Drive
                           Chicago, Illinois 60606

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                     LIT SPT EMG

                        VAN KAMPEN LIFE INVESTMENT TRUST
                            ON BEHALF OF ITS SERIES
                            SELECT GROWTH PORTFOLIO
                                CLASS II SHARES

                    SUPPLEMENT DATED JANUARY 8, 2001 TO THE
                       PROSPECTUS DATED NOVEMBER 28, 2000

    The Prospectus is hereby supplemented as follows:

    (1) The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES AND OFFICERS-TRUSTEES" is hereby amended by deleting Fernando Sisto, effective December 31, 2000.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                      LIT SPT DI

                        VAN KAMPEN LIFE INVESTMENT TRUST
                            ON BEHALF OF ITS SERIES
                              TECHNOLOGY PORTFOLIO
                                CLASS II SHARES

                    SUPPLEMENT DATED JANUARY 8, 2001 TO THE
                      PROSPECTUS DATED SEPTEMBER 13, 2000

    The Prospectus is hereby supplemented as follows:

    (1) The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES AND OFFICERS-TRUSTEES" is hereby amended by deleting Fernando Sisto, effective December 31, 2000.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                      LIT SPT DI

                        VAN KAMPEN LIFE INVESTMENT TRUST
                            ON BEHALF OF ITS SERIES
                          AGGRESSIVE GROWTH PORTFOLIO
                           ASSET ALLOCATION PORTFOLIO
                               COMSTOCK PORTFOLIO
                           DOMESTIC INCOME PORTFOLIO
                           EMERGING GROWTH PORTFOLIO
                              ENTERPRISE PORTFOLIO
                            GLOBAL EQUITY PORTFOLIO
                              GOVERNMENT PORTFOLIO
                          GROWTH AND INCOME PORTFOLIO
                             MONEY MARKET PORTFOLIO
                            SELECT GROWTH PORTFOLIO
                           STRATEGIC STOCK PORTFOLIO
                              TECHNOLOGY PORTFOLIO

                    SUPPLEMENT DATED JANUARY 8, 2001 TO THE
          STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 28, 2000

     The Statement of Additional Information is hereby supplemented as follows:

     (1) The first and second paragraphs in the section entitled "INITIAL AND VARIATION MARGIN" under the "OPTIONS, FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS -- FUTURES CONTRACTS" section is hereby deleted in its entirety and replaced with the following:

     INITIAL AND VARIATION MARGIN. In contrast to the purchase or sale of a security, no price is paid or received upon the purchase or sale of a futures contract. Initially, a Portfolio is required to deposit an amount of cash or liquid securities equal to a percentage (which will normally range between 1% and 10%) of the contract amount with either a futures commission merchant pursuant to rules and regulations promulgated under the 1940 Act or with its custodian in an account in the broker's name. This amount is known as initial margin. The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transaction. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract, which is returned to the Portfolio upon termination of the futures contract and satisfaction of its contractual obligations. Subsequent payments to and from the broker, called variation margin, are made on a daily basis as the price of the underlying securities or index fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as marking to market.

     For example, when a Portfolio purchases a futures contract and the price of the underlying security or index rises, that position increases in value, and the Portfolio receives a variation margin payment equal to that increase in value. Conversely, where the Portfolio purchases a futures contract and the value of the underlying security or index declines, the position is less valuable, and the Portfolio is required to make a variation margin payment.

     (2) The section entitled "TRUSTEES AND OFFICERS -- TRUSTEES" is hereby amended by deleting all information pertaining to Fernando Sisto, effective December 31, 2000.

     (3) The section entitled "OTHER INFORMATION -- CUSTODY OF ASSETS" is hereby deleted in its entirety and replaced with the following:

     Except for segregated assets held by a futures commission merchant pursuant to rules and regulations promulgated under the 1940 Act, all securities owned by the Portfolios and including proceeds from the sale of shares of the Portfolios and of securities in each Portfolio's investment portfolio, are held by State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, as custodian. With respect to investments in foreign securities, the custodian enters into agreements with foreign sub-custodians which are approved by the Board of Trustees pursuant to the 1940 Act. The custodian and sub-custodians generally domestically, and frequently abroad, do not actually hold certificates for the securities in their custody, but instead have book records with domestic and foreign securities depositories, which in turn have book records with the transfer agents of the issuers of the securities. The custodian also provides accounting services to the Fund.
                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE